Inventories, net (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2015 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)
Inventories
Inventories, net	$ 3,170,759	¥ 20,539,543	¥ 12,190,843
Products
Inventories
Inventories, net		20,436,275	12,119,359
Packing materials and others
Inventories
Inventories, net		¥ 103,268	¥ 71,484